UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________________

FORM N-Q

________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

________________________________

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCKS (99.7%)	SHARES	VALUE
Auto Components (2.5%)
Johnson Controls, Inc.	607,050	$19,716,984

Building Products (2.5%)
Universal Forest Products, Inc.	575,502	19,843,309

Capital Markets (3.7%)
Raymond James Financial, Inc.	441,500	16,127,995
The Bank of New York Mellon Corp.	535,700	12,926,441
		29,054,436
Commercial Banks (6.2%)
BB&T Corp.	632,940	19,867,987
First Interstate Bancsystem, Inc. (Class A)(a)	824,300	12,051,266
The PNC Financial Services Group, Inc.	265,600	17,128,544
		49,047,797
Communications Equipment (1.2%)
Cisco Systems, Inc.	441,400	9,335,610

Construction & Engineering (7.7%)
EMCOR Group, Inc.	601,400	16,670,808
MasTec, Inc.(b)	760,135	13,750,842
Quanta Services, Inc.(b)	722,325	15,096,593
URS Corp.	375,910	15,983,693
		61,501,936
Consumer Finance (2.8%)
Capital One Financial Corp.	395,875	22,066,072

Diversified Telecommunication Services (2.0%)
AT&T, Inc.	503,030	15,709,627

Electrical Equipment (1.6%)
ABB, Ltd. (ADR)(b)	631,200	12,882,792

Electronic Equipment & Instruments (7.6%)
Avnet, Inc.(b)	497,925	18,119,491
Benchmark Electronics, Inc.(b)	1,069,630	17,638,198
Corning, Inc.	565,600	7,963,648
TE Connectivity, Ltd.	461,800	16,971,150
		60,692,487
Energy Equipment & Services (4.9%)
Ensco PLC (ADR)	340,375	18,016,049
Tidewater, Inc.	390,950	21,119,119
		39,135,168
Food & Staples Retailing (4.4%)
CVS Caremark Corp.	380,200	17,032,960
Safeway, Inc.	881,800	17,821,178
		34,854,138
Food Products (4.2%)
Archer-Daniels-Midland Co.	516,525	16,353,181
Bunge, Ltd.	245,200	16,781,488
		33,134,669
Health Care Equipment & Supplies (7.0%)
Boston Scientific Corp.(b)	2,734,200	16,350,516
Covidien PLC	367,017	20,068,490
Zimmer Holdings, Inc.	296,500	19,059,020
		55,478,026
Health Care Providers & Services (2.5%)
Quest Diagnostics, Inc.	326,200	19,947,130

Hotels Restaurants & Leisure (2.4%)
WMS Industries, Inc.(b)	810,000	19,221,300

Insurance (1.7%)
Unum Group	565,000	13,831,200

Machinery (2.0%)
AGCO Corp.(b)	343,600	16,221,356

Metals & Mining (5.5%)
Agnico-Eagle Mines, Ltd. (CAD)(c)	160,000	5,331,997
AuRico Gold, Inc. (CAD)(b)(c)	2,428,735	21,646,653
RTI International Metals, Inc.(b)	730,200	16,838,412
		43,817,062
Multi-Utilities (2.5%)
Black Hills Corp.	584,925	19,612,535

Oil, Gas & Consumable Fuels (10.0%)
Cloud Peak Energy, Inc.(b)	742,400	11,826,432
Devon Energy Corp.	240,275	17,088,358
Hess Corp.	265,490	15,650,636
Marathon Oil Corp.	615,675	19,516,897
Marathon Petroleum Corp.	360,140	15,615,670
		79,697,993
Pharmaceuticals (5.4%)
Abbott Laboratories	262,410	16,083,109
Hospira, Inc.(b)	234,400	8,764,216
Pfizer, Inc.	797,050	18,061,153
		42,908,478
Professional Services (1.5%)
Manpower, Inc.	249,400	11,814,078

Real Estate Investment Trusts (REITs) (2.2%)
Inland Real Estate Corp.	1,963,100	17,412,697

Semiconductors (5.7%)
ATMI, Inc.(b)	763,140	17,781,162
Intel Corp.	568,690	15,985,876
RF Micro Devices, Inc.(b)	2,383,200	11,868,336
		45,635,374

TOTAL COMMON STOCKS		$792,572,254
(Cost $697,269,605)

SHORT-TERM INVESTMENTS (0.0%)(d)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.0%)(d)
Wells Fargo & Co. (San Francisco)(e)	0.03%	$287,947	$287,947

TOTAL SHORT-TERM INVESTMENTS			$287,947
(Cost $287,947)

TOTAL INVESTMENTS (99.7%)			792,860,201
(Cost $697,557,552)
OTHER ASSETS AND LIABILITIES, NET (0.3%)			2,389,540
TOTAL NET ASSETS (100.0%)			$795,249,741

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCKS (98.0%)	SHARES	VALUE
Auto Components (1.1%)
Superior Industries International, Inc.(a)	1,425,000	$27,844,500

Building Products (1.1%)
Universal Forest Products, Inc.	825,000	28,446,000

Capital Markets (1.0%)
BGC Partners, Inc. (Class A)	3,300,000	24,387,000

Chemicals (7.1%)
American Vanguard Corp.(a)	2,675,000	58,020,750
Olin Corp.	3,025,000	65,793,750
Sensient Technologies Corp.	928,227	35,272,626
Zep, Inc.(a)	1,350,000	19,440,000
		178,527,126
Commercial Banks (13.2%)
Associated Banc-Corp.	3,825,000	53,397,000
Centerstate Banks, Inc.(a)	1,725,000	14,076,000
Glacier Bancorp, Inc.	1,825,000	27,265,500
Independent Bank Corp.	1,000,000	28,730,000
National Penn Bancshares, Inc.	1,525,000	13,496,250
Old National Bancorp	4,125,000	54,202,500
Renasant Corp.(a)	1,650,000	26,862,000
Simmons First National Corp. (Class A)(a)	1,225,000	31,641,750
StellarOne Corp.(a)	1,625,000	19,288,750
TriCo Bancshares(a)	950,000	16,549,000
Umpqua Holdings Corp.	3,625,000	49,155,000
		334,663,750
Commercial Services & Supplies (0.4%)
G&K Services, Inc. (Class A)	328,300	11,227,860

Communications Equipment (1.0%)
Black Box Corp.(a)	1,050,000	26,785,500

Construction & Engineering (1.6%)
Granite Construction, Inc.	1,375,000	39,517,500

Diversified Consumer Services (0.6%)
Regis Corp.	875,000	16,126,250

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.(a)(b)(f)	2,480,000	11,755,200

Electrical Equipment (1.6%)
Encore Wire Corp.(a)	1,350,000	40,135,500

Electronic Equipment & Instruments (4.5%)
AVX Corp.	1,750,000	23,205,000
CTS Corp.(a)	2,375,000	24,985,000
Electro Rent Corp.	1,075,000	19,790,750
Park Electrochemical Corp.(a)	1,500,000	45,345,000
		113,325,750
Energy Equipment & Services (5.9%)
Gulf Island Fabrication, Inc.(a)	1,250,000	36,587,500
Patterson-UTI Energy, Inc.	3,000,000	51,870,000
Unit Corp.(b)	1,400,000	59,864,000
		148,321,500
Food & Staples Retailing (1.2%)
Weis Markets, Inc.	700,000	30,520,000

Health Care Equipment & Supplies (11.2%)
Analogic Corp.(a)	800,000	54,032,000
CONMED Corp.(a)	1,625,000	48,538,750
Hill-Rom Holdings, Inc.	475,000	15,869,750
Invacare Corp.(a)	2,700,000	44,739,000
STERIS Corp.	1,650,000	52,173,000
Teleflex, Inc.	1,100,000	67,265,000
		282,617,500
Health Care Providers & Services (5.1%)
Chemed Corp.	450,000	28,206,000
Omnicare, Inc.	2,000,000	71,140,000
PharMerica Corp.(a)(b)	2,500,000	31,075,000
		130,421,000
Insurance (4.4%)
Arthur J. Gallagher & Co.	1,225,000	43,781,500
Brown & Brown, Inc.	1,050,000	24,969,000
Horace Mann Educators Corp.	1,400,000	24,668,000
State Auto Financial Corp.	1,150,000	16,801,500
		110,220,000
Machinery (9.6%)
Barnes Group, Inc.	1,700,000	44,727,000
ESCO Technologies, Inc.	750,000	27,577,500
Federal Signal Corp.(a)(b)	5,850,000	32,526,000
FreightCar America, Inc.(a)	1,150,000	25,863,500
Kaydon Corp.	1,100,000	28,061,000
Robbins & Myers, Inc.	1,600,000	83,280,000
		242,035,000
Media (2.5%)
Harte-Hanks, Inc.	3,100,000	28,055,000
Meredith Corp.	1,100,000	35,706,000
		63,761,000
Metals & Mining (6.6%)
Commercial Metals Co.	1,721,300	25,509,666
Kaiser Aluminum Corp.(a)	1,200,000	56,712,000
Materion Corp.(a)(b)	1,475,000	42,376,750
Worthington Industries, Inc.	2,150,000	41,237,000
		165,835,416
Multiline Retail (1.4%)
Fred's, Inc. (Class A)(a)	2,400,000	35,064,000

Oil, Gas & Consumable Fuels (5.3%)
HollyFrontier Corp.	1,700,000	54,655,000
Overseas Shipholding Group, Inc.(a)	1,300,000	16,419,000
Stone Energy Corp.(b)	2,200,000	62,898,000
		133,972,000
Professional Services (4.8%)
CDI Corp.(a)	1,550,000	27,791,500
Heidrick & Struggles International, Inc.(a)	1,675,000	36,900,250
Navigant Consulting, Inc.(a)(b)	2,850,000	39,643,500
Resources Connection, Inc.	1,200,000	16,860,000
		121,195,250
Road & Rail (0.9%)
Con-way, Inc.	700,000	22,827,000

Semiconductors (1.4%)
Micrel, Inc.(a)	3,375,000	34,627,500

Thrifts & Mortgage Finance (2.0%)
Berkshire Hills Bancorp, Inc.(a)	1,175,000	26,931,000
Provident Financial Services, Inc.	1,725,000	25,064,250
		51,995,250
Trading Companies & Distributors (2.0%)
GATX Corp.	1,250,000	50,375,000

TOTAL COMMON STOCKS	$2,476,529,352
(Cost $2,207,562,671)

SHORT-TERM INVESTMENTS (3.0%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (3.0%)
Citibank (New York)(e)	0.03%	$75,074,484	$75,074,484

TOTAL SHORT-TERM INVESTMENTS			$75,074,484
(Cost $75,074,484)

TOTAL INVESTMENTS (101.0%)			2,551,603,836
(Cost $2,282,637,155)
OTHER ASSETS AND LIABILITIES, NET (-1.0%)			(25,290,399)
TOTAL NET ASSETS (100.0%)			$2,526,313,437

VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCKS (95.9%)	SHARES	VALUE
Aerospace & Defense (2.0%)
Exelis, Inc.	100,000	$1,252,000
GeoEye, Inc.(b)	250,000	6,017,500
Spirit Aerosystems Holdings, Inc. (Class A)(b)	700,000	17,122,000
		24,391,500
Air Freight & Logistics (0.3%)
Pacer International, Inc.(b)	500,000	3,160,000

Airlines (0.4%)
Hawaiian Holdings, Inc.(b)	132,900	695,067
Westjet Airlines, Ltd. (CAD)(c)	300,000	4,075,392
		4,770,459
Capital Markets (2.1%)
BGC Partners, Inc. (Class A)	750,000	5,542,500
FirstCity Financial Corp.(a)(b)(f)	785,000	6,860,900
Janus Capital Group, Inc.	1,500,000	13,365,000
		25,768,400
Chemicals (3.3%)
A. Schulman, Inc.(g)	500,000	13,510,000
American Vanguard Corp.(a)(g)	1,260,600	27,342,414
		40,852,414
Commercial Banks (1.9%)
Hawthorn Bancshares, Inc.(a)(f)	236,184	1,774,214
Heritage Financial Corp.	250,000	3,400,000
MidSouth Bancorp, Inc.(f)	435,810	5,927,016
North Valley Bancorp(a)(b)(f)	633,333	7,789,996
Pacific Continental Corp.	250,000	2,355,000
TCF Financial Corp.	200,000	2,378,000
		23,624,226
Commercial Services & Supplies (2.8%)
Corrections Corp. of America(b)	100,000	2,731,000
Intersections, Inc.(a)	1,240,312	15,851,187
Perma-Fix Environmental Services, Inc.(a)(b)	4,000,000	6,360,000
TRC Cos., Inc.(a)(b)(f)	1,549,891	9,469,834
		34,412,021
Communications Equipment (3.4%)
Extreme Networks, Inc.(b)	2,000,000	7,660,000
Hemisphere GPS, Inc. (CAD)(a)(b)(c)	5,621,000	4,621,003
InterDigital, Inc.	300,000	10,458,000
Lantronix, Inc.(a)(b)(f)	1,004,557	2,812,760
PC-Tel, Inc.	670,000	4,455,500
Westell Technologies, Inc. (Class A)(a)(b)	4,800,000	11,184,000
		41,191,263
Computers & Peripherals (0.3%)
Concurrent Computer Corp.(b)(f)	432,961	1,580,308
Intermec, Inc.(b)	213,100	1,647,263
		3,227,571
Construction & Engineering (1.8%)
Aegion Corp.(b)	200,000	3,566,000
Layne Christensen Co.(b)	362,689	8,069,830
Northwest Pipe Co.(a)(b)	500,000	10,620,000
		22,255,830
Diversified Consumer Services (1.7%)
Grand Canyon Education, Inc.(b)	750,000	13,320,000
Lincoln Educational Services Corp.	1,000,000	7,910,000
		21,230,000
Diversified Financial Services (1.3%)
Asset Acceptance Capital Corp.(b)(f)	627,500	2,974,350
Collection House, Ltd. (AUD)(c)(h)	4,620,000	3,931,994
Encore Capital Group, Inc.(b)	400,000	9,020,000
		15,926,344
Electrical Equipment (2.0%)
Magnetek, Inc.(a)(b)	299,999	5,771,981
Powell Industries, Inc.(b)	400,000	13,700,000
Power Solutions International, Inc.(b)	100,000	1,650,000
Ultralife Corp.(b)	700,000	3,626,000
		24,747,981
Electronic Equipment & Instruments (0.7%)
PC Connection, Inc.	300,000	2,466,000
Richardson Electronics, Ltd.	500,000	5,990,000
		8,456,000
Energy Equipment & Services (7.5%)
Newpark Resources, Inc.(a)(b)	4,600,000	37,674,000
Pioneer Drilling Co.(b)(g)	958,100	8,431,280
Tetra Technologies, Inc.(b)	700,000	6,594,000
Unit Corp.(b)	750,000	32,070,000
Willbros Group, Inc.(b)	2,000,000	6,480,000
		91,249,280
Food & Staples Retailing (1.0%)
Roundy's, Inc.(b)	1,100,000	11,770,000

Food Products (1.4%)
Hanover Foods Corp. (Class A)(f)(h)	49,250	4,481,750
Inventure Foods, Inc.(a)(b)	1,550,873	7,692,330
Riken Vitamin Co., Ltd. (JPY)(c)(f)(h)	183,500	5,022,732
		17,196,812
Health Care Equipment & Supplies (14.9%)
Accuray, Inc.(a)(b)	5,000,000	35,300,000
Analogic Corp.(a)	700,000	47,278,000
CONMED Corp.	500,000	14,935,000
Digirad Corp.(a)(b)	1,800,000	3,762,000
Fukuda Denshi Co., Ltd. (JPY)(c)(f)(h)	300,000	8,961,752
Invacare Corp.	700,000	11,599,000
Iridex Corp.(a)(b)(f)	500,000	2,140,000
Kensey Nash Corp.	72,513	2,121,730
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(f)(h)	938,000	8,628,193
RTI Biologics, Inc.(b)	750,000	2,775,000
STAAR Surgical Co.(b)(g)	1,126,822	12,203,482
STERIS Corp.	550,000	17,391,000
Trinity Biotech PLC (ADR)(a)	1,400,000	14,938,000
		182,033,157
Health Care Providers & Services (8.3%)
BioScrip, Inc.(b)	2,500,000	16,975,000
Healthways, Inc.(b)	500,000	3,680,000
Hooper Holmes, Inc.(a)(b)(f)	5,865,000	4,046,850
LHC Group, Inc.(b)	500,000	9,265,000
Omnicare, Inc.	1,000,000	35,570,000
PDI, Inc.(a)(b)(f)	1,400,000	9,338,000
SRI/Surgical Express, Inc.(a)(b)(f)	560,000	2,100,000
The Ensign Group, Inc.	750,000	20,370,000
		101,344,850
Hotels, Restaurants & Leisure (1.1%)
Denny's Corp.(b)	2,000,000	8,080,000
Ruth's Hospitality Group, Inc.(b)	750,000	5,692,500
		13,772,500
Household Durables (0.2%)
Kid Brands, Inc.(b)	750,000	2,025,000

Household Products (0.3%)
Oil-Dri Corp. of America	200,000	4,258,000

IT Services (3.4%)
Analysts International Corp.(a)(b)	473,000	2,558,930
Computer Task Group, Inc.(a)(b)	1,500,000	22,980,000
Dynamics Research Corp.(a)(b)	818,400	7,889,376
Official Payments Holdings, Inc.(a)(b)(f)	950,000	4,816,500
StarTek, Inc.(a)(b)	1,500,000	3,285,000
		41,529,806
Life Sciences Tools & Services (1.7%)
BioClinica, Inc.(a)(b)(f)	1,257,303	6,978,032
Cambrex Corp.(a)(b)	2,000,000	13,980,000
		20,958,032
Machinery (4.3%)
Astec Industries, Inc.(b)	200,000	7,296,000
Federal Signal Corp.(b)	1,930,625	10,734,275
Flanders Corp.(a)(b)	2,482,619	10,898,697
Hardinge, Inc.	500,000	4,730,000
L.B. Foster Co. (Class A)(g)	100,000	2,851,000
Lydall, Inc.(b)	700,000	7,133,000
Met-Pro Corp.	77,900	822,624
MFRI, Inc.(a)(b)(f)	576,000	4,320,000
Supreme Industries, Inc. (Class A)(a)(b)(f)	1,230,000	3,825,300
		52,610,896
Media (0.5%)
Saga Communications, Inc. (Class A)(b)	106,135	3,799,633
SearchMedia Holdings, Ltd.(a)(b)(f)	1,200,000	2,100,000
		5,899,633
Metals & Mining (10.8%)
AuRico Gold, Inc. (CAD)(b)(c)	6,000,000	53,476,365
Coeur d'Alene Mines Corp.(b)	300,000	7,122,000
Energold Drilling Corp. (CAD)(b)(c)	1,000,000	5,243,370
Golden Star Resources, Ltd.(a)(b)	15,000,000	27,900,000
Nautilus Minerals, Inc. (CAD)(b)(c)	3,360,800	8,524,562
Olympic Steel, Inc.	350,000	8,400,000
Sherritt International Corp. (CAD)(c)	2,500,000	13,634,769
U.S. Silver Corp. (CAD)(a)(b)(c)	4,000,000	8,461,577
		132,762,643
Multiline Retail (1.5%)
Duckwall-ALCO Stores, Inc.(a)(b)(f)	380,400	3,400,776
Fred's, Inc. (Class A)	1,000,000	14,610,000
		18,010,776
Oil, Gas & Consumable Fuels (3.2%)
Bill Barrett Corp.(b)	400,000	10,404,000
Clayton Williams Energy, Inc.(b)	125,000	9,930,000
Forest Oil Corp.(b)	750,000	9,090,000
Scorpio Tankers, Inc.(b)	400,000	2,824,000
Swift Energy Co.(b)	250,000	7,257,500
		39,505,500
Pharmaceuticals (2.1%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)(h)	500,000	3,057,793
Cangene Corp. (CAD)(b)(c)(f)	2,000,000	3,709,459
China Pharma Holdings, Inc.(b)	410,000	275,151
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(h)	500,000	7,677,171
Par Pharmaceutical Cos, Inc.(b)	300,000	11,619,000
		26,338,574
Professional Services (3.8%)
Barrett Business Services, Inc.(a)	550,000	10,906,500
Hudson Highland Group, Inc.(a)(b)	2,386,600	12,839,908
Navigant Consulting, Inc.(b)	1,200,000	16,692,000
RCM Technologies, Inc.(a)(b)	1,100,000	6,127,000
		46,565,408
Road & Rail (1.1%)
Marten Transport, Ltd.	300,000	6,621,000
Saia, Inc.(b)	400,000	6,804,000
		13,425,000
Semiconductors (1.4%)
CyberOptics Corp.(b)	100,000	966,000
Kopin Corp.(b)	617,564	2,513,486
Micrel, Inc.	1,000,000	10,260,000
TriQuint Semiconductor, Inc.(b)	500,000	3,447,500
		17,186,986
Software (1.2%)
Actuate Corp.(b)	250,000	1,570,000
ePlus, Inc.(a)(b)	400,000	12,788,000
		14,358,000
Specialty Retail (0.9%)
Brown Shoe Co., Inc.	1,000,000	9,230,000
Casual Male Retail Group, Inc.(b)	600,000	2,016,000
		11,246,000
Textiles, Apparel & Luxury Goods (0.7%)
Hampshire Group, Ltd.(b)(f)	300,000	615,000
LaCrosse Footwear, Inc.(f)	175,000	2,261,000
Lakeland Industries, Inc.(a)(b)(f)	516,500	5,268,300
		8,144,300
Thrifts & Mortgage Finance (0.6%)
B of I Holding, Inc.(b)	208,370	3,558,960
HF Financial Corp.(a)(f)	350,000	4,196,500
		7,755,460

TOTAL COMMON STOCKS		$1,173,960,622
(Cost $979,439,736)

SHORT-TERM INVESTMENTS (3.2%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (3.2%)
Citibank (New York)(e)	0.03%	$39,665,346	$39,665,346

TOTAL SHORT-TERM INVESTMENTS			$39,665,346
(Cost $39,665,346)

TOTAL INVESTMENTS (99.1%)	1,213,625,968
(Cost $1,019,105,082)
OTHER ASSETS AND LIABILITIES, NET (0.9%) (i)	10,661,200
TOTAL NET ASSETS (100.0%)	$1,224,287,168

(a)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	Traded in a foreign country.
(d)	Less than 0.05% of total net assets.
(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2012.
(f)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(g)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $17,428,590 as of March 31, 2012. See Note 4 in Notes to Schedules of Investments.
(h)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(i)	Includes cash which is being held as collateral for written options.

Common Abbreviations:
(ADR) American Depositary Receipt
(AUD) Australia
(CAD) Canada
(JPY) Japan

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Schedules of Investments.

notes to schedules of investments

March 31, 2012 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments on the Statement of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At March 31, 2012, 0.47% of the Value Plus and 10.07% of the Value Funds’ net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. As of March 31, 2012, the Funds did not hold any restricted securities.

(f)	The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts of the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits and international fair valued securities referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board of Directors and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2012:

	LEVEL 1 Quoted Prices[1]		LEVEL 2 Other Significant Observable Inputs[1,2]		LEVEL 3 Significant Unobservable Inputs[3]		Total
Fund Name	Investments in Securities	Other Financial Investments[4]	Investments in Securities	Other Financial Investments[4]	Investments in Securities	Other Financial Investments[4]	Investments in Securities	Other Financial Investments[4]
Select Value Fund
Common Stocks	$792,572,254	$—	$—	$—	$—	$—	$792,572,254	$—
Short-Term Investments	—	—	287,947	—	—	—	287,947	—
Value Plus Fund
Common Stocks	2,476,529,352	—	—	—	—	—	2,476,529,352	—
Short-Term Investments	—	—	75,074,484	—	—	—	75,074,484	—
Value Fund
Common Stocks	1,132,199,237	—	41,761,385	—	—	—	1,173,960,622	—
Short-Term Investments	—	—	39,665,346	—	—	—	39,665,346	—
Liabilities
Options Written	—	—	—	(364,900)	—	—	—	(364,900)

[1]	The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of March 31, 2012.

[2]	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

[3]	The Funds measure Level 3 activity as of the beginning and end of the period. For the three months ended March 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

[4]	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2012, the Funds had no open warrant positions.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2012, the Funds had no open futures positions.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the three months ended March 31, 2012:

Fund Name	Number of Contracts	Premiums
Value Fund
Balance at December 31, 2011	2,500	$62,099
Options written	26,500	1,160,683
Options expired	(7,000)	(213,376)
Options closed	(3,000)	(163,677)
Options exercised	(4,894)	(143,979)
Balance at March 31, 2012	14,106	$701,750

Fund Name	Number of Contracts	Written Options At Value
Value Fund
A. Schulman, Inc., $30.00, 07/21/12 (Covered Call)	2,000	$135,000
American Vanguard Corp., $17.50, 04/21/12 (Covered Call)	106	42,400
L.B. Foster Co., $35.00, 05/19/12 (Covered Call)	1,000	10,000
Pioneer Drilling Co., $11.00, 04/21/12 (Covered Call)	4,000	10,000
STAAR Surgical Co., $12.50, 06/16/12 (Covered Call)	2,500	125,000
STAAR Surgical Co., $15.00, 06/16/12 (Covered Call)	2,500	37,500
TCF Financial Corp., $10.00, 04/21/12 (Covered Put)	2,000	5,000
Total Written Options	14,106	$364,900

(5)	SECURITIES LENDING

The Funds have the ability to lend securities to approved financial institutions to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is generally maintained at not less than 102% of the value of the loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The borrower pays fees at the Funds’ direction to Brown Brothers Harriman & Co. (the “Lending Agent”). The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The Funds did not have any securities on loan during the three months ended March 31, 2012.

(6)	INVESTMENT TRANSACTIONS

During the three months ended March 31, 2012, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$58,010,746	$63,554,423
Value Plus Fund	189,068,582	69,173,082
Value Fund	49,219,726	77,103,972

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of March 31, 2012 are noted below.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$697,557,552	$115,210,893	$(19,908,244)	$95,302,649
Value Plus Fund	2,286,172,117	401,442,092	(136,010,373)	265,431,719
Value Fund	1,020,357,200	319,651,477	(126,382,709)	193,268,768

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting RICs since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

•	New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

•	The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

•	Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Select Value, Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three months ended March 31, 2012:

Select Value Fund
Security Name	SHARE BALANCE AT JANUARY 1, 2012	Purchases	Sales	SHARE BALANCE AT March 31, 2012	Dividends	Realized Gains (Losses)
First Interstate Bancsystem, Inc. (Class A)	824,300	—	—	824,300	$—	$—
					$—	$—

Value Plus Fund
Security Name	SHARE BALANCE AT JANUARY 1, 2012	Purchases	Sales	SHARE BALANCE AT March 31, 2012	Dividends	REalized GAINS (Losses)
American Vanguard Corp.	2,675,000	—	—	2,675,000	$133,750	$—
Analogic Corp.	750,000	50,000	—	800,000	80,000	—
Asset Acceptance Capital Corp.	2,380,000	100,000	—	2,480,000	—	—
Berkshire Hills Bancorp, Inc.	1,175,000	—	—	1,175,000	199,750	—
Black Box Corp.	1,050,000	—	—	1,050,000	73,500	—
CDI Corp.	1,525,000	25,000	—	1,550,000	201,500	—
Centerstate Banks, Inc.	1,725,000	—	—	1,725,000	17,250	—
CONMED Corp.	1,550,000	75,000	—	1,625,000	240,000	—
CTS Corp.	2,375,000	—	—	2,375,000	83,125	—
Encore Wire Corp.	1,250,000	100,000	—	1,350,000	25,000	—
Federal Signal Corp.	5,750,000	100,000	—	5,850,000	—	—
Fred’s, Inc. (Class A)	2,400,000	—	—	2,400,000	144,000	—
FreightCar America, Inc.	1,150,000	—	—	1,150,000	69,000	—
Gulf Island Fabrication, Inc.	1,250,000	—	—	1,250,000	125,000	—
Heidrick & Struggles International, Inc.	1,650,000	25,000	—	1,675,000	214,500	—
Invacare Corp.	2,350,000	350,000	—	2,700,000	—	—
Kaiser Aluminum Corp.	1,075,000	125,000	—	1,200,000	268,750	—
Materion Corp. (a)	1,325,000	150,000	—	1,475,000	—	—
Micrel, Inc.	3,100,000	275,000	—	3,375,000	134,000	—
Navigant Consulting, Inc.	2,850,000	—	—	2,850,000	—	—
Overseas Shipholding Group, Inc.	1,650,000	—	350,000	1,300,000	—	(8,523,558)
Park Electrochemical Corp.	1,425,000	75,000	—	1,500,000	142,500	—
PharMerica Corp.	1,900,000	600,000	—	2,500,000	—	—
Renasant Corp.	1,650,000	—	—	1,650,000	280,500	—
Simmons First National Corp. (Class A)	1,225,000	—	—	1,225,000	245,000	—
StellarOne Corp.	1,625,000	—	—	1,625,000	97,500	—
Superior Industries International, Inc.	1,400,000	25,000	—	1,425,000	224,000	—
TriCo Bancshares	1,050,000	—	100,000	950,000	94,500	(211,415)
Zep, Inc.	1,300,000	50,000	—	1,350,000	52,000	—
					$3,145,125	$(8,734,973)

(a) Formerly Brush Engineered Materials, Inc.

Value Fund
Security Name	SHARE BALANCE AT JANUARY 1, 2012	Purchases	Sales	SHARE BALANCE AT March 31, 2012	Dividends	Realized Gains (Losses)
Accuray, Inc.	5,000,000	—	—	5,000,000	$—	$—
American Vanguard Corp.	2,000,000	—	739,400	1,260,600	63,050	6,117,396
Analogic Corp.	700,000	—	—	700,000	70,000	—
Analysts International Corp.	473,000	—	—	473,000	—	—
Barrett Busines Services, Inc.	550,000	—	—	550,000	60,500	—
BioClinica, Inc.	1,257,303	—	—	1,257,303	—	—
Cambrex Corp.	2,000,000	—	—	2,000,000	—	—
Computer Task Group, Inc.	1,500,000	—	—	1,500,000	—	—
Digirad Corp.	1,800,000	—	—	1,800,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	800,000	18,400	—	818,400	—	—
ePlus, Inc.	400,000	—	—	400,000	—	—
FirstCity Financial Corp.	785,000	—	—	785,000	—	—
Flanders Corp.	2,482,619	—	—	2,482,619	—	—
Golden Star Resources, Ltd.	15,000,000	—	—	15,000,000	—	—
Hawthorn Bancshares, Inc.	236,184	—	—	236,184	11,809	—
Hemisphere GPS, Inc.	5,621,000	—	—	5,621,000	—	—
HF Financial Corp.	350,000	—	—	350,000	39,375	—
Hooper Holmes, Inc.	5,865,000	—	—	5,865,000	—	—
Hudson Highland Group, Inc.	2,330,000	56,600	—	2,386,600	—	—
Intersections, Inc.	1,240,312	—	—	1,240,312	248,062	—
Inventure Foods, Inc.	1,875,300	—	324,427	1,550,873	—	139,545
Iridex Corp.	500,000	—	—	500,000	—	—
Lakeland Industries, Inc.	516,500	—	—	516,500	—	—
Lantronix, Inc.	1,004,557	—	—	1,004,557	—	—
Magnetek, Inc.	299,999	—	—	299,999	—	—
MFRI, Inc.	576,000	—	—	576,000	—	—
Newpark Resources, Inc.	4,600,000	—	—	4,600,000	—	—
North Valley Bancorp	633,333	—	—	633,333	—	—
Northwest Pipe Co.	500,000	—	—	500,000	—	—
Official Payments Holdings, Inc. (a)	950,000	—	—	950,000	—	—
PDI, Inc.	1,400,000	—	—	1,400,000	—	—
Perma-Fix Environmental Services, Inc.	4,000,000	—	—	4,000,000	—	—
RCM Technologies, Inc.	1,100,000	—	—	1,100,000	—	—
SearchMedia Holdings, Ltd.	1,200,000	—	—	1,200,000	—	—
SRI/Surgical Express, Inc.	560,000	—	—	560,000	—	—
StarTek, Inc.	1,500,000	—	—	1,500,000	—	—
Supreme Industries, Inc. (Class A)	1,230,000	—	—	1,230,000	—	—
TRC Cos., Inc.	1,549,891	—	—	1,549,891	—	—
Trinity Biotech PLC (ADR)	1,400,000	—	—	1,400,000	—	—
U.S. Silver Corp. (b)	19,000,000	1,000,000	16,000,000	4,000,000	—	—
Westell Technologies, Inc. (Class A)	4,800,000	—	—	4,800,000	—	—
					$492,796	$6,256,941

(a) Formerly Tier Technologies, Inc.

(b) 1 for 5 reverse stock split on January 30, 2012.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date May 3, 2012

By (Signature and Title)	/s/ Nicole J. Best
Nicole J. Best, Treasurer and Principal Accounting Officer

Date May 3, 2012